EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	71,921,167	70,740,647	62,910,220	77,112,939	72,058,294	69,663,192
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,563,866,892	1,564,393,929	1,573,371,868	1,561,910,213	1,566,315,679	1,568,828,941
Unexercised options and other share-based plans (in shares)	56,388,743		55,500,881
Total diluted shares (in shares)	1,620,255,635		1,628,872,749
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,563,781,772		1,573,286,748
Common Class B | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120		85,120